Summary of Information About Share Options Exercisable and Outstanding (Detail)	Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	1,431,813
Share options exercisable, weighted average exercise price	$ 22.41
Share options outstanding, number of shares | shares	757,537
Share options outstanding, weighted average exercise price	$ 27.64
$7.10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 7.10
Share options exercisable, number of shares | shares	16,757
Share options exercisable, weighted average exercise price	$ 7.10
Share options outstanding, number of shares | shares	16,757
Share options outstanding, weighted average exercise price	$ 7.10
$9.70
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 9.70
Share options exercisable, number of shares | shares	331,532
Share options exercisable, weighted average exercise price	$ 9.70
12.23
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 12.23
Share options exercisable, number of shares | shares	10,000
Share options exercisable, weighted average exercise price	$ 12.23
$14.17
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 14.17
Share options exercisable, number of shares | shares	249,864
Share options exercisable, weighted average exercise price	$ 14.17
Share options outstanding, number of shares | shares	62,485
Share options outstanding, weighted average exercise price	$ 14.17
$16.50 - $27.68
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	105,552
Share options exercisable, weighted average exercise price	$ 16.78
Share options outstanding, number of shares | shares	105,177
Share options outstanding, weighted average exercise price	$ 16.74
$16.50 - $27.68 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	16.50
$16.50 - $27.68 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 27.68
$28.05 - $28.54
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	328,504
Share options exercisable, weighted average exercise price	$ 28.26
Share options outstanding, number of shares | shares	328,504
Share options outstanding, weighted average exercise price	$ 28.26
$28.05 - $28.54 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	28.05
$28.05 - $28.54 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	28.54
$31.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 31.34
Share options exercisable, number of shares | shares	10,000
Share options exercisable, weighted average exercise price	$ 31.34
Share options outstanding, number of shares | shares	10,000
Share options outstanding, weighted average exercise price	$ 31.34
$34.14
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 34.14
Share options exercisable, number of shares | shares	200,526
Share options exercisable, weighted average exercise price	$ 34.14
Share options outstanding, number of shares | shares	100,289
Share options outstanding, weighted average exercise price	$ 34.14
$38.36
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 38.36
Share options exercisable, number of shares | shares	179,078
Share options exercisable, weighted average exercise price	$ 38.36
Share options outstanding, number of shares | shares	134,325
Share options outstanding, weighted average exercise price	$ 38.36